Unaudited Condensed Consolidated Statements of Comprehensive Income - USD ($)		6 Months Ended
		Mar. 31, 2024	Mar. 31, 2023
REVENUE
Total revenue		$ 10,556,891	$ 10,253,163
COST OF REVENUE AND RELATED TAX
Cost of revenue		6,759,586	6,620,447
Business and sales related tax		60,975	101,843
Total cost of revenue and related tax		6,820,561	6,722,290
GROSS PROFIT		3,736,330	3,530,873
OPERATING EXPENSES
Selling expenses		358,768	206,194
General and administrative expenses		1,538,680	922,188
Research and development expenses		609,645	631,034
Total operating expenses		2,507,093	1,759,416
INCOME FROM OPERATIONS		1,229,237	1,771,457
OTHER INCOME (EXPENSE)
Interest income, net		681,588	94,571
Foreign exchange gain (loss)		414	(63,253)
Other income, net		102,164	167,625
Total other income, net		784,166	198,943
INCOME BEFORE INCOME TAX PROVISION		2,013,403	1,970,400
PROVISION FOR INCOME TAXES		309,013	204,053
NET INCOME		1,704,390	1,766,347
Less: net loss attributable to non-controlling interest		(89,704)
NET INCOME ATTRIBUTABLE TO JIN MEDICAL INTERNATIONAL LTD.		1,794,094	1,766,347
COMPREHENSIVE INCOME
Net income		1,704,390	1,766,347
Foreign currency translation gain		159,423	570,160
Comprehensive income		1,863,813	2,336,507
Less: comprehensive loss attributable to non-controlling interest		(89,253)
COMPREHENSIVE INCOME ATTRIBUTABLE TO JIN MEDICAL INTERNATIONAL LTD.		$ 1,953,066	$ 2,336,507
Earnings per common share - basic (in Dollars per share)		$ 0.01	$ 0.01
Weighted average shares - basic (in Shares)	[1]	156,401,198	135,219,780
Revenue - third party
REVENUE
Revenue		$ 9,380,513	$ 9,890,292
Revenue - related party
REVENUE
Revenue		$ 1,176,378	$ 362,871

[1]	Retrospectively restated for effect of a 20-for-1 forward split on February 8, 2024.